Subsequent events - Interim dividend (Details) € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€) € / shares
Subsequent events
Interim dividend (in euros per share) | € / shares	€ 0.30
Interim dividend | €	€ 798